Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	HAWAIIAN TAX FREE TRUST
Entity Central Index Key	0000750909
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 24, 2019
Document Effective Date	Jul. 25, 2019
Prospectus Date	Jul. 25, 2019